Dreyfus Premier Investment Funds, Inc. (the "Registrant")

-Dreyfus Diversified International Fund (the "Fund")

Incorporated herein by reference is a revised version of the Fund's prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 1, 2019 (SEC Accession No. 0000881773-19-000013).